Net Income Per Ordinary Share - Schedule of Reconciliation of Net Income Attributable to the Group (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income per ordinary share:
Basic (USD per share)	$ 2.92	$ 8.96	$ 6.75
Diluted (USD per share)	$ 2.90	$ 8.90	$ 6.70